LEASE COMMITMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating lease payments
2017	$ 32.5
2018	21.0
2019	16.4
2020	11.2
2021	10.5
Thereafter	40.7
Total minimum obligations	132.3
Total rental expense under operating leases	$ 44.3	$ 49.6	$ 50.4